Jan. 04, 2016

Ivy Funds

Supplement dated June 8, 2016 to the

Ivy Targeted Return Bond Fund Prospectus

dated January 4, 2016

and as supplemented March 2, 2016 and March 30, 2016

The following replaces the second sentence of the first paragraph of the “Ivy Targeted Return Bond Fund — Fees and Expenses” section on page 3:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.